ORGANIZATION AND BUSINESS (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	Jul. 15, 2022	Dec. 31, 2025	Dec. 20, 2025	Dec. 15, 2025	Aug. 05, 2025	Feb. 19, 2025	Feb. 06, 2025	Dec. 31, 2024	Dec. 31, 2023	Jul. 16, 2021
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value		$ 0.001				$ 0.001		$ 0.001		$ 0.0001
Common stock, shares outstanding		2,076,974						1,806,000
Preferred stock, shares outstanding								0	0
Preferred stock, par value				$ 0.001						$ 0.0001
Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding		200,000
Preferred stock, par value		$ 0.001			$ 0.0001	$ 0.0001	$ 0.001	$ 0.001
Series B Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding		1,000,000
Preferred stock, par value		$ 0.001			$ 0.001			$ 0.001
Pre-split [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value			$ 0.0001
Common stock, shares outstanding			20,769,483
Pre-split [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding			2,000,000
Preferred stock, par value			$ 0.0001
Pre-split [Member] | Series B Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding			10,000,000
Preferred stock, par value			$ 0.0001
Post-split [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares, par value			$ 0.001
Common stock, shares outstanding			2,076,974
Post-split [Member] | Series A Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding			200,000
Preferred stock, par value			$ 0.001
Post-split [Member] | Series B Preferred Stock [Member]
Subsidiary, Sale of Stock [Line Items]
Preferred stock, shares outstanding			1,000,000
Preferred stock, par value			$ 0.001
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Shares issued on initial public offering	506,000
Ordinary shares, par value	$ 0.001
Share price	$ 40.00
Proceeds from aggregate gross	$ 20,240